SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The following tables summarize the segment information for the three years ended December 31:

Year Ended	Southern Timber	Pacific Northwest Timber	Real Estate	Total
December 31, 2024
Sales (a)	$251,642	$108,019	$628,268	$987,929
Costs and Expenses
Cut & haul costs	(51,041)	(42,001)	—	(93,042)
Port / freight costs	(2,883)	(5,077)	—	(7,960)
Depreciation, depletion and amortization (a)	(73,409)	(31,668)	(162,941)	(268,018)
Non-cash cost of land and improved development (a)	—	—	(78,962)	(78,962)
Other costs and expenses (b)	(46,406)	(35,569)	(51,243)	(133,218)
Reportable segment operating income (loss)	$77,903	($6,296)	$335,122	$406,729
Add: Depreciation, depletion and amortization (c)	73,409	31,668	6,986	112,063
Add: Non-cash cost of land and improved development (c)	—	—	41,368	41,368
Less: Large Dispositions (d)	—	—	(291,078)	(291,078)
Reportable segment adjusted EBITDA	$151,312	$25,372	$92,398	$269,082

Reconciliation of reportable segment results to consolidated income before taxes
All other EBITDA (e)				($38,843)
Interest, net and miscellaneous income (f)				(25,544)
Depreciation, depletion and amortization (c)				(113,854)
Non-cash cost of land and improved development (c)				(41,368)
Non-operating income				1,275
Costs related to disposition initiatives (g)				(849)
Restructuring charges (h)				(1,139)
Large Dispositions (d)				291,078
Income from Continuing Operations Before Income Taxes				$339,838
Income tax benefit				1,022
Income from Continuing Operations				$340,860
Income from operations of discontinued operations, net of tax				28,123
Net Income				$368,983

(a)Real Estate segment sales, depreciation, depletion and amortization, and non-cash cost of land and improved development includes $495.0 million, $156.0 million, and $37.6 million, respectively, from Large Dispositions.
(b)Other costs and expenses for each reportable segment primarily includes other direct and indirect cost of sales and selling and general expenses.
(c)Excludes depreciation, depletion and amortization, and non-cash cost of land and improved development of $156.0 million, and $37.6 million, respectively, from Large Dispositions.
(d)Large Dispositions are defined as transactions involving the sale of productive timberland assets that exceed $20 million in size and do not reflect a demonstrable premium relative to timberland value. The year ended December 31, 2024 includes the sale of approximately 200,000 acres for an aggregate sale price of $495.0 million. These dispositions consisted of approximately 91,000 acres in Southeast Oklahoma and 109,000 acres on the Olympic Peninsula in Northwest Washington.
(e)All other EBITDA includes general corporate expenses.
(f)Includes a $1.6 million gain from a terminated cash flow hedge.
(g)Costs related to disposition initiatives include legal, advisory, and other due diligence costs incurred in connection with the Company’s asset disposition plan, which was announced in November 2023. Costs related to disposition initiatives are recorded within the Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “Other operating (expense) income, net.”
(h)Restructuring charges include severance costs related to workforce optimization initiatives. Restructuring charges are recorded within the Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “Other operating (expense) income, net.”

Year Ended	Southern Timber	Pacific Northwest Timber	Real Estate	Total
December 31, 2023
Sales (a)	$265,134	$133,276	$389,963	$788,373
Costs and Expenses
Cut & haul costs	(57,964)	(56,565)	—	(114,529)
Port / freight costs	(4,893)	(8,730)	—	(13,623)
Depreciation, depletion and amortization (a)	(79,974)	(36,924)	(109,085)	(225,983)
Non-cash cost of land and improved development (a)	—	—	(73,458)	(73,458)
Other costs and expenses (b)	(45,968)	(39,725)	(50,815)	(136,508)
Reportable segment operating income (loss)	$76,335	($8,668)	$156,605	$224,272
Add: Depreciation, depletion and amortization (c)	79,974	36,924	17,955	134,853
Add: Non-cash cost of land and improved development (c)	—	—	29,768	29,768
Less: Large Dispositions (d)	—	—	(105,078)	(105,078)
Reportable segment adjusted EBITDA	$156,309	$28,256	$99,250	$283,815

Reconciliation of reportable segment results to consolidated income before taxes
All other EBITDA (e)				($37,864)
Interest, net and miscellaneous income				(43,367)
Depreciation, depletion and amortization (c)				(136,565)
Non-cash cost of land and improved development (c)				(29,768)
Non-operating income				18,278
Large Dispositions (d)				105,078
Income from Continuing Operations Before Income Taxes				$159,607
Income tax expense				(293)
Income from Continuing Operations				$159,314
Income from operations of discontinued operations, net of tax				19,181
Net Income				$178,495

(a)Real Estate segment sales, depreciation, depletion and amortization, and non-cash cost of land and improved development includes $242.2 million, $91.1 million, and $43.7 million, respectively, from Large Dispositions.
(b)Other costs and expenses for each reportable segment primarily includes other direct and indirect cost of sales and selling and general expenses.
(c)Excludes depreciation, depletion and amortization, and non-cash cost of land and improved development of $91.1 million, and $43.7 million, respectively, from Large Dispositions.
(d)Large Dispositions are defined as transactions involving the sale of productive timberland assets that exceed $20 million in size and do not reflect a demonstrable premium relative to timberland value. The year ended December 31, 2023 includes the sale of approximately 55,000 acres in Oregon for $242.2 million.
(e)All other EBITDA includes general corporate expenses.

Year Ended	Southern Timber	Pacific Northwest Timber	Real Estate	Total
December 31, 2022
Sales (a)	$264,688	$174,487	$138,008	$577,183
Costs and Expenses
Cut & haul costs	(63,977)	(62,731)	—	(126,708)
Port / freight costs	(7,034)	(6,037)	—	(13,071)
Depreciation, depletion and amortization (a)	(60,298)	(48,024)	(22,216)	(130,538)
Non-cash cost of land and improved development (a)	—	—	(32,934)	(32,934)
Other costs and expenses (b)	(36,747)	(41,437)	(24,363)	(102,547)
Reportable segment operating income	$96,632	$16,258	$58,495	$171,385
Add: Depreciation, depletion and amortization (c)	60,298	48,024	13,886	122,208
Add: Non-cash cost of land and improved development (c)	—	—	28,374	28,374
Add: Timber write-offs resulting from casualty events (d)	—	729	—	729
Less: Gain associated with the multi-family apartment complex sale attributable to NCI (e)	—	—	(11,480)	(11,480)
Less: Large Dispositions (f)	—	—	(16,606)	(16,606)
Reportable segment adjusted EBITDA	$156,930	$65,011	$72,669	$294,610

Reconciliation of reportable segment results to consolidated income before taxes
All other EBITDA (g)				($34,729)
Interest, net and miscellaneous income				(30,537)
Depreciation, depletion and amortization (c)				(123,463)
Non-cash cost of land and improved development (c)				(28,374)
Non-operating expense				(448)
Timber write-offs resulting from casualty events (d)				(729)
Gain associated with the multi-family apartment complex sale attributable to NCI (e)				11,480
Large Dispositions (f)				16,606
Income from Continuing Operations Before Income Taxes				$104,416
Income tax expense				(3,112)
Income from Continuing Operations				$101,304
Income from operations of discontinued operations, net of tax				21,487
Net Income				$122,791

(a)Real Estate segment sales, depreciation, depletion and amortization, and non-cash cost of land and improved development includes $30.5 million, $8.3 million, and $4.6 million, respectively from Large Dispositions.
(b)Other costs and expenses for each reportable segment primarily includes other direct and indirect cost of sales and selling and general expenses.
(c)Excludes depreciation, depletion, and amortization and non-cash cost of land and improved development of $8.3 million and $4.6 million.
(d)Timber write-offs resulting from casualty events include the write-off and adjustments of merchantable and pre-merchantable timber volume damaged by casualty events that cannot be salvaged. Timber write-offs resulting from casualty events are recorded within the Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “cost of sales.”
(e)The gain associated with the multi-family apartment complex sale attributable to noncontrolling interests represents the gain recognized in connection with the sale of property by the Bainbridge Landing joint venture attributable to noncontrolling interests. The gain associated with the multi-family apartment complex sale attributable to noncontrolling interest is recorded within the Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “Other operating (expense) income, net.”
(f)Large Dispositions are defined as transactions involving the sale of productive timberland assets that exceed $20 million in size and do not reflect a demonstrable premium relative to timberland value. The year ended December 31, 2022 includes the sale of approximately 11,000 acres in Washington for $30.5 million.
(g)All other EBITDA includes general corporate expenses.

	Gross Capital Expenditures
	2024	2023	2022
Capital Expenditures (a)
Southern Timber	$48,398	$46,506	$39,301
Pacific Northwest Timber	13,340	17,371	16,770
Real Estate	323	302	285
Corporate and other	33	605	—
Total capital expenditures	$62,094	$64,784	$56,356

Timberland Acquisitions
Southern Timber	$22,753	$10,471	$457,770
Pacific Northwest Timber	—	3,591	26
Total timberland acquisitions	$22,753	$14,062	$457,796

Total Gross Capital Expenditures	$84,847	$78,846	$514,152

(a)Excludes timberland acquisitions presented separately, in addition to real estate development investments of $25.8 million, $23.1 million and $13.7 million in the years ended December 31, 2024, 2023 and 2022, respectively.

Schedule of Geographical Operating Information

	Geographical Operating Information (a)
	Sales			Operating Income			Identifiable Assets
	2024	2023	2022	2024	2023	2022	2024	2023
United States	$987,929	$788,373	$577,183	$364,107	$184,696	$135,401	$2,998,500	$3,098,555
Total	$987,929	$788,373	$577,183	$364,107	$184,696	$135,401	$2,998,500	$3,098,555

(a)The geographical information presented above only reflects the results of the Company's continuing operations. Sales, Operating Income, and Identifiable Assets for the New Zealand operations have been retrospectively excluded from this table and are included in the disclosures for Discontinued Operations (see Note 2 — Discontinued Operations).